CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016
Noncurrent Assets
Property and equipment (Notes 9 and 22)	₱ 186,907	₱ 203,188
Investments in associates and joint ventures (Note 10)	46,130	56,858
Available-for-sale financial investments (Notes 6 and 11)	15,165	12,189
Investment in debt securities and other long-term investments – net of current portion (Note 12)	150	374
Investment properties (Notes 6 and 13)	1,635	1,890
Goodwill and intangible assets (Note 15)	69,583	70,280
Deferred income tax assets – net (Note 7)	30,466	27,348
Derivative financial assets – net of current portion (Note 28)	215	499
Prepayments – net of current portion (Note 19)	5,370	7,056
Advances and other noncurrent assets – net of current portion (Note 25)	14,154	9,473
Total Noncurrent Assets	369,775	389,155
Current Assets
Cash and cash equivalents (Note 16)	32,905	38,722
Short-term investments (Note 28)	1,074	2,738
Trade and other receivables (Note 17)	33,761	24,436
Inventories and supplies (Note 18)	3,933	3,744
Current portion of derivative financial assets (Note 28)	171	242
Current portion of investment in debt securities and other long-term investments (Note 12)	100	326
Current portion of prepayments (Note 19)	9,633	7,505
Current portion of advances and other noncurrent assets (Note 20)	8,092	8,251
Total Current Assets	89,669	85,964
TOTAL ASSETS	459,444	475,119
Equity
Treasury shares	(6,505)	(6,505)
Capital in excess of par value (Note 20)	130,374	130,488
Other equity reserves (Note 26)	827
Retained earnings (Note 20)	634	3,483
Other comprehensive loss (Note 6)	(19,151)	(20,894)
Total Equity Attributable to Equity Holders of PLDT (Note 28)	106,842	108,175
Noncontrolling interests (Note 6)	4,341	362
TOTAL EQUITY	111,183	108,537
Noncurrent Liabilities
Interest-bearing financial liabilities – net of current portion (Notes 21 and 25)	157,654	151,759
Deferred income tax liabilities – net (Note 7)	3,366	3,567
Derivative financial liabilities – net of current portion (Note 28)	8	2
Customers’ deposits (Note 28)	2,443	2,431
Pension and other employee benefits (Note 26)	8,997	11,206
Deferred credits and other noncurrent liabilities (Note 22)	7,702	15,604
Total Noncurrent Liabilities	180,170	184,569
Current Liabilities
Accounts payable (Note 23)	60,445	52,950
Accrued expenses and other current liabilities (Notes 24 and 27)	90,740	93,116
Current portion of interest-bearing financial liabilities (Notes 21 and 25)	14,957	33,273
Dividends payable (Note 20)	1,575	1,544
Current portion of derivative financial liabilities (Note 28)	141	225
Income tax payable (Note 7)	233	905
Total Current Liabilities	168,091	182,013
TOTAL LIABILITIES	348,261	366,582
TOTAL EQUITY AND LIABILITIES	459,444	475,119
Non-voting serial preferred stock [Member]
Equity
Initial capitalization amount	360	360
Voting Preferred Stock [Member]
Equity
Initial capitalization amount	150	150
Common stock [Member]
Equity
Initial capitalization amount	1,093	₱ 1,093
Treasury Shares Under Employee Benefit Trust [Member]
Equity
Treasury shares under employee benefit trust	₱ (940)